Fair Value Measurements	12 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 5 — Fair Value Measurements

The Company accounts for certain assets and liabilities at fair value. Fair value is the price that would be received from selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities;

Level 2: Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets), or other inputs that are observable (model-derived valuations in which significant inputs are observable) or can be derived principally from, or corroborated by, observable market data; and

Level 3: Unobservable inputs that are supported by little or no market activity that is significant to the fair value of the assets or liabilities.

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2023 and 2022:

	As of September 30, 2023
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$308,354	$—	$—	$308,354
Corporate bonds	—	150,310	—	150,310
U.S. government treasuries	41,138	—	—	41,138
Supranational and sovereign debt	—	16,792	—	16,792
Asset backed obligations	—	7,115	—	7,115
Municipal bonds	—	7,096	—	7,096
Total available-for-sale securities	349,492	181,313	—	530,805
Equity Investments	—	—	47,985	47,985
Derivative financial instruments, net	—	(36,832)	—	(36,832)
Other liabilities	—	—	(24,627)	(24,627)
Total	$349,492	$144,481	$23,358	$517,331

	As of September 30, 2022
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$266,362	$—	$—	$266,362
Corporate bonds	—	168,308	—	168,308
U.S. government treasuries	40,229	—	—	40,229
Municipal bonds	—	16,125	—	16,125
Supranational and sovereign debt	—	10,594	—	10,594
Asset backed obligations	—	9,347	—	9,347
Total available-for-sale securities	306,591	204,374	—	510,965
Equity Investments	—	—	46,015	46,015
Derivative financial instruments, net	—	(48,901)	—	(48,901)
Other liabilities	—	—	(23,390)	(23,390)
Total	$306,591	$155,473	$22,625	$484,689

Available-for-sale securities that are classified as Level 2 assets are priced using observable data that may include quoted market prices for similar instruments, market dealer quotes, market spreads, non-binding market prices that are corroborated by observable market data and other observable market information. The Company’s derivative instruments are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal year 2023. Level 3 liabilities relate to certain acquisition-related liabilities, which were generally valued using a Monte-Carlo simulation model and based on estimates of potential pay-out scenarios, valued during fiscal years 2023 and 2022. These liabilities were included in both accrued expenses and other current liabilities and other noncurrent liabilities as of September 30, 2023 and 2022. The slight increase in Level 3 liabilities was primarily attributable to changes recorded against goodwill in connection with recent acquisitions, partially offset by payments of certain acquisition-related liabilities and changes in the fair value recorded in the consolidated statement of income in fiscal year 2023. Level 3 assets relate to equity investments. The slight increase in Level 3 assets is a result of equity investments made during fiscal year 2023, partially offset by changes in the fair value recorded in the consolidated statement of income.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other current liabilities, accrued personnel costs approximate their fair value because of the relatively short maturity of these items, for the fair value of the Senior Notes, please see Note 13.